Stock-Based Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation Plan:
Summary of weighted-average assumptions

	2024	2023
Risk-free interest rate	4.00%	3.42%
Expected volatility	134%	129%
Expected term in years	6.0	6.0
Dividend yield	—%	—%

	2023	2022
Risk-free interest rate	3.42%	2.43%
Expected volatility	129%	127%
Expected term in years	6.0	6.0
Dividend yield	—%	—%

Schedule of option activity under stock-based compensation plans

		Weighted-
		Average
		Exercise
	Options	Price
	(in thousands)
Outstanding at December 31, 2023	43	$161.20
Granted	53	$1.55
Outstanding at September 30, 2024	96	$71.40
Vested and expected to vest September 30, 2024	94	$72.74
Exercisable at September 30, 2024	34	$184.17

			Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in thousands)

Outstanding at December 31, 2022	33	$233.40	7.9	$—
Granted	11	$27.80	9.3
Expired	(1)	$1,840.00
Outstanding at December 31, 2023	43	$161.20	7.6	$—
Vested and expected to vest December 31, 2023	43	$162.80	7.6	$—
Exercisable at December 31, 2023	25	$236.20	6.9	$—

			Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in thousands)

Outstanding at December 31, 2021	24	$291.60	8.4	$7,800
Granted	10	74.20	9.3
Expired	(1)	119.20
Outstanding at December 31, 2022	33	$233.40	7.9	$—
Vested and expected to vest December 31, 2022	32	$238.00	7.9	$—
Exercisable at December 31, 2022	16	$372.40	7.3	$—